DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 11.4%
Alphabet, Inc., Class A*	11,725	$1,553,914
Alphabet, Inc., Class C*	10,569	1,415,401
AT&T, Inc.	18,648	308,997
Charter Communications, Inc., Class A*	265	106,034
Comcast Corp., Class A	9,443	395,567
Electronic Arts, Inc.	714	98,539
Interpublic Group of Cos., Inc.	540	16,600
Live Nation Entertainment, Inc.*	534	44,973
Meta Platforms, Inc., Class A*	7,056	2,308,370
New York Times Co., Class A	434	20,394
News Corp., Class A	969	21,357
Nexstar Media Group, Inc.	100	14,193
Omnicom Group, Inc.	155	12,498
Verizon Communications, Inc.	8,253	316,338

(Cost $5,894,549)		6,633,175

Consumer Discretionary - 12.1%
Advance Auto Parts, Inc.	365	18,538
Airbnb, Inc., Class A*	861	108,779
Amazon.com, Inc.*	1,303	190,355
Aramark	378	10,588
AutoNation, Inc.*	164	22,184
AutoZone, Inc.*	74	193,135
Bath & Body Works, Inc.	959	31,283
Best Buy Co., Inc.	1,730	122,726
Booking Holdings, Inc.*	108	337,576
BorgWarner, Inc.	743	25,032
Brunswick Corp.	167	13,171
Capri Holdings Ltd.*	761	36,863
Chipotle Mexican Grill, Inc.*	62	136,540
D.R. Horton, Inc.	218	27,832
Darden Restaurants, Inc.	488	76,357
Deckers Outdoor Corp.*	106	70,381
Dick’s Sporting Goods, Inc.	279	36,298
Domino’s Pizza, Inc.	106	41,646
eBay, Inc.	330	13,533
Expedia Group, Inc.*	635	86,474
Five Below, Inc.*	150	28,269
Floor & Decor Holdings, Inc., Class A*	259	23,753
Garmin Ltd.	529	64,665
General Motors Co.	2,096	66,234
Gentex Corp.	865	26,305
Genuine Parts Co.	430	57,095
Grand Canyon Education, Inc.*	159	21,739
H&R Block, Inc.	970	44,057
Home Depot, Inc.	2,913	913,196
Lear Corp.	213	28,489
Lennar Corp., Class A	1,351	172,820
LKQ Corp.	1,066	47,469
Lowe’s Cos., Inc.	3,232	642,619
Lululemon Athletica, Inc.*	273	121,976
Macy’s, Inc.	1,414	22,426
MGM Resorts International	857	33,800
Mohawk Industries, Inc.*	163	14,395
Murphy USA, Inc.	162	59,867
NIKE, Inc., Class B	649	71,565
NVR, Inc.*	20	123,108
O’Reilly Automotive, Inc.*	226	222,018
Penske Automotive Group, Inc.	110	16,423
Phinia, Inc.	154	3,927
Polaris, Inc.	163	13,443
Pool Corp.	99	34,385
PulteGroup, Inc.	746	65,961
Ralph Lauren Corp.	161	20,830
Ross Stores, Inc.	1,121	146,156
Skechers U.S.A., Inc., Class A*	419	24,683
Starbucks Corp.	2,866	284,594
Tapestry, Inc.	1,343	42,533
Tesla, Inc.*	4,247	1,019,620
Texas Roadhouse, Inc.	220	24,763
Thor Industries, Inc.	485	48,049
TJX Cos., Inc.	4,586	404,072
Toll Brothers, Inc.	323	27,742
TopBuild Corp.*	112	33,127
Tractor Supply Co.	487	98,866
Ulta Beauty, Inc.*	261	111,183
Williams-Sonoma, Inc.	638	119,651
Yum! Brands, Inc.	689	86,504

(Cost $6,644,821)		7,031,668

Consumer Staples - 8.8%
Albertsons Cos., Inc., Class A	2,740	59,650
Altria Group, Inc.	5,027	211,335
Archer-Daniels-Midland Co.	3,171	233,798
BJ’s Wholesale Club Holdings, Inc.*	979	63,224
Casey’s General Stores, Inc.	169	46,543
Clorox Co.	101	14,478
Colgate-Palmolive Co.	542	42,693
Costco Wholesale Corp.	2,158	1,279,133
Dollar General Corp.	260	34,091
Dollar Tree, Inc.*	387	47,829
Estee Lauder Cos., Inc., Class A	688	87,851
Hershey Co.	265	49,799
Kroger Co.	3,174	140,513
Monster Beverage Corp.*	1,680	92,652
Philip Morris International, Inc.	1,284	119,874
Procter & Gamble Co.	5,126	786,944
Sysco Corp.	1,983	143,113
Target Corp.	2,003	268,021
Tyson Foods, Inc., Class A	1,125	52,695
US Foods Holding Corp.*	1,015	44,487
Walgreens Boots Alliance, Inc.	753	15,015
Walmart, Inc.	8,124	1,264,826

(Cost $4,955,239)		5,098,564

Energy - 11.2%
Antero Resources Corp.*	1,129	26,678
APA Corp.	1,671	60,156
Cheniere Energy, Inc.	600	109,290
Chesapeake Energy Corp.	636	51,077
Chevron Corp.	8,189	1,175,940
ConocoPhillips	6,295	727,513
Coterra Energy, Inc.	3,398	89,198
Devon Energy Corp.	2,902	130,503
Diamondback Energy, Inc.	589	90,947
EOG Resources, Inc.	2,647	325,766
EQT Corp.	858	34,286
Exxon Mobil Corp.	20,943	2,151,684
HF Sinclair Corp.	707	37,103
Marathon Oil Corp.	2,744	69,780
Marathon Petroleum Corp.	2,834	422,804
Occidental Petroleum Corp.	2,000	118,300
ONEOK, Inc.	223	15,354
Ovintiv, Inc.	1,136	50,370
Phillips 66	1,627	209,704
Pioneer Natural Resources Co.	909	210,561
Range Resources Corp.	848	27,560
Southwestern Energy Co.*	4,061	26,762
Targa Resources Corp.	213	19,266
Texas Pacific Land Corp.	9	15,048
Valero Energy Corp.	2,220	278,299

(Cost $6,517,815)		6,473,949

Financials - 8.9%
Affiliated Managers Group, Inc.	538	72,926
Allstate Corp.	213	29,366
Aon PLC, Class A	692	227,315
Apollo Global Management, Inc.	221	20,332
Arch Capital Group Ltd.*	218	18,245
Berkshire Hathaway, Inc., Class B*	2,375	855,000
Blackstone, Inc.	594	66,748
Cincinnati Financial Corp.	260	26,725
Coinbase Global, Inc., Class A*(a)	326	40,659
Credit Acceptance Corp.*	52	23,764
Discover Financial Services	113	10,509
Evercore, Inc., Class A	527	77,759
FactSet Research Systems, Inc.	181	82,076
Franklin Resources, Inc.	1,070	26,536
Houlihan Lokey, Inc.	167	17,989
Jack Henry & Associates, Inc.	215	34,118
Janus Henderson Group PLC	487	12,755
Lazard Ltd., Class A	647	19,397
LPL Financial Holdings, Inc.	592	131,602
MarketAxess Holdings, Inc.	161	38,659
Marsh & McLennan Cos., Inc.	2,053	409,409
Mastercard, Inc., Class A	2,146	888,079
MGIC Investment Corp.	4,144	72,893
Moody’s Corp.	632	230,655
MSCI, Inc.	340	177,089
PayPal Holdings, Inc.*	2,414	139,071
Progressive Corp.	380	62,331
RLI Corp.	274	37,154
S&P Global, Inc.	245	101,878
SEI Investments Co.	847	49,694
Synchrony Financial	1,121	36,276
T. Rowe Price Group, Inc.	1,948	195,053
Visa, Inc., Class A	3,496	897,353
Willis Towers Watson PLC	160	39,408

(Cost $4,748,498)		5,168,823

Health Care - 12.5%
Abbott Laboratories	3,287	342,801
AbbVie, Inc.	218	31,041
Align Technology, Inc.*	56	11,973
Amgen, Inc.	162	43,682
Biogen, Inc.*	163	38,155
Bio-Rad Laboratories, Inc., Class A*	47	14,331
Bio-Techne Corp.	259	16,291
Bristol-Myers Squibb Co.	849	41,924
Cardinal Health, Inc.	1,891	202,488
Cencora, Inc.	1,174	238,756
Centene Corp.*	3,013	221,998
Chemed Corp.	41	23,247
Cigna Group	1,027	269,978
CVS Health Corp.	5,761	391,460
Edwards Lifesciences Corp.*	1,501	101,633
Elevance Health, Inc.	681	326,533
Eli Lilly & Co.	82	48,465
Enovis Corp.*	257	12,711
Fortrea Holdings, Inc.*	109	3,209
GE HealthCare Technologies, Inc.	1,017	69,624
Gilead Sciences, Inc.	646	49,484
HCA Healthcare, Inc.	542	135,760
Henry Schein, Inc.*	492	32,831
Hologic, Inc.*	1,027	73,225
Humana, Inc.	682	330,675
IDEXX Laboratories, Inc.*	50	23,291
Incyte Corp.*	535	29,072
Intuitive Surgical, Inc.*	548	170,340
Johnson & Johnson	1,888	291,998
Laboratory Corp. of America Holdings	109	23,643
McKesson Corp.	1,395	656,431
Medpace Holdings, Inc.*	60	16,243
Merck & Co., Inc.	5,773	591,617
Mettler-Toledo International, Inc.*	51	55,689
Moderna, Inc.*	2,214	172,028
Molina Healthcare, Inc.*	365	133,429
Pfizer, Inc.	32,693	996,156
Premier, Inc., Class A	422	8,689

Quest Diagnostics, Inc.	332	45,560
Regeneron Pharmaceuticals, Inc.*	161	132,634
Shockwave Medical, Inc.*	55	9,600
Thermo Fisher Scientific, Inc.	52	25,780
United Therapeutics Corp.*	139	33,360
UnitedHealth Group, Inc.	623	344,500
Universal Health Services, Inc., Class B	155	21,309
Vertex Pharmaceuticals, Inc.*	759	269,301
Waters Corp.*	123	34,515
West Pharmaceutical Services, Inc.	161	56,472

(Cost $7,308,453)		7,213,932

Industrials - 8.5%
3M Co.	1,568	155,342
A O Smith Corp.	533	40,167
Acuity Brands, Inc.	152	27,248
Advanced Drainage Systems, Inc.	204	24,706
AGCO Corp.	326	37,011
Alaska Air Group, Inc.*	813	30,740
American Airlines Group, Inc.*	2,149	26,712
Automatic Data Processing, Inc.	1,239	284,871
Avis Budget Group, Inc.*	67	12,251
Builders FirstSource, Inc.*	1,073	143,900
C.H. Robinson Worldwide, Inc.	1,012	83,035
Carlisle Cos., Inc.	172	48,231
Carrier Global Corp.	387	20,109
Caterpillar, Inc.	802	201,077
Cintas Corp.	157	86,860
Clean Harbors, Inc.*	109	17,621
CNH Industrial NV	2,977	31,973
Copart, Inc.*	2,105	105,713
CSX Corp.	3,231	104,361
Cummins, Inc.	170	38,107
Delta Air Lines, Inc.	2,322	85,751
Donaldson Co., Inc.	365	22,207
EMCOR Group, Inc.	226	48,030
Emerson Electric Co.	162	14,402
Expeditors International of Washington, Inc.	1,193	143,566
Fastenal Co.	1,769	106,087
FedEx Corp.	978	253,136
Fortune Brands Innovations, Inc.	511	34,968
FTI Consulting, Inc.*	100	22,046
Genpact Ltd.	385	13,075
Graco, Inc.	476	38,451
Hubbell, Inc.	99	29,700
Illinois Tool Works, Inc.	592	143,388
ITT, Inc.	157	16,998
JB Hunt Transport Services, Inc.	476	88,189
Knight-Swift Transportation Holdings, Inc.	912	49,047
Landstar System, Inc.	271	46,788
Lockheed Martin Corp.	704	315,230
ManpowerGroup, Inc.	257	19,072
Masco Corp.	917	55,524
Nordson Corp.	113	26,593
Old Dominion Freight Line, Inc.	349	135,782
Oshkosh Corp.	269	26,171
Otis Worldwide Corp.	815	69,919
Owens Corning	545	73,891
PACCAR, Inc.	976	89,616
Paychex, Inc.	860	104,894
Paycom Software, Inc.	64	11,626
Quanta Services, Inc.	312	58,753
RB Global, Inc.	383	24,389
Robert Half, Inc.	800	65,584
Rollins, Inc.	375	15,278
Ryder System, Inc.	206	22,071
Saia, Inc.*	61	23,814
Snap-on, Inc.	162	44,500
Southwest Airlines Co.	2,258	57,737
Tetra Tech, Inc.	166	26,253
Textron, Inc.	439	33,654
Trane Technologies PLC	323	72,807
Trex Co., Inc.*	268	18,832
Union Pacific Corp.	909	204,770
United Airlines Holdings, Inc.*	586	23,088
United Parcel Service, Inc., Class B	2,693	408,286
United Rentals, Inc.	115	54,742
Vestis Corp.*	148	2,710
W.W. Grainger, Inc.	134	105,349
Waste Management, Inc.	163	27,871
Watsco, Inc.	137	52,366

(Cost $4,789,430)		4,947,036

Information Technology - 22.0%
Accenture PLC, Class A	2,113	703,925
Adobe, Inc.*	1,191	727,713
Advanced Micro Devices, Inc.*	911	110,377
Amdocs Ltd.	488	40,880
Analog Devices, Inc.	707	129,650
Apple, Inc.	15,359	2,917,442
Applied Materials, Inc.	3,008	450,538
Arista Networks, Inc.*	592	130,068
Autodesk, Inc.*	370	80,819
Cadence Design Systems, Inc.*	160	43,723
CDW Corp.	206	43,441
Cirrus Logic, Inc.*	215	16,321
Cisco Systems, Inc.	17,568	849,940
Cognex Corp.	326	12,290
Cognizant Technology Solutions Corp., Class A	2,630	185,099
Dropbox, Inc., Class A*	583	16,429
EPAM Systems, Inc.*	152	39,245
F5, Inc.*	152	26,021
Fair Isaac Corp.*	55	59,818
Fortinet, Inc.*	1,393	73,216

Gartner, Inc.*	47	20,438
HP, Inc.	3,838	112,607
Intel Corp.	5,820	260,154
Intuit, Inc.	51	29,144
Keysight Technologies, Inc.*	387	52,589
KLA Corp.	460	250,525
Lam Research Corp.	407	291,379
Lattice Semiconductor Corp.*	216	12,647
Manhattan Associates, Inc.*	103	22,974
Microchip Technology, Inc.	1,017	84,859
Micron Technology, Inc.	6,191	471,259
Microsoft Corp.	8,454	3,203,305
NVIDIA Corp.	214	100,088
ON Semiconductor Corp.*	1,139	81,245
Oracle Corp.	436	50,668
Pure Storage, Inc., Class A*	529	17,621
QUALCOMM, Inc.	2,756	355,662
Salesforce, Inc.*	100	25,190
Skyworks Solutions, Inc.	482	46,720
Teradyne, Inc.	489	45,100
Texas Instruments, Inc.	3,190	487,145
VeriSign, Inc.*	207	43,925

(Cost $11,119,034)		12,722,199

Materials - 3.3%
Albemarle Corp.	384	46,568
Berry Global Group, Inc.	267	17,654
Celanese Corp.	115	15,946
CF Industries Holdings, Inc.	1,893	142,259
Cleveland-Cliffs, Inc.*	2,253	38,661
Corteva, Inc.	714	32,273
Dow, Inc.	2,651	137,189
DuPont de Nemours, Inc.	529	37,845
Eagle Materials, Inc.	152	27,519
Freeport-McMoRan, Inc.	1,552	57,921
Graphic Packaging Holding Co.	910	20,630
Huntsman Corp.	815	20,049
International Paper Co.	1,337	49,389
Louisiana-Pacific Corp.	691	42,144
LyondellBasell Industries NV, Class A	1,934	183,923
Mosaic Co.	2,955	106,055
Nucor Corp.	1,986	337,560
Olin Corp.	1,125	53,032
Packaging Corp. of America	388	65,188
Reliance Steel & Aluminum Co.	530	145,888
Steel Dynamics, Inc.	1,667	198,590
United States Steel Corp.	1,608	57,727
Westlake Corp.	158	20,286
Westrock Co.	743	30,589

(Cost $1,780,895)		1,884,885

Real Estate - 1.0%
Apartment Income REIT Corp. REIT	864	26,888
Camden Property Trust REIT	171	15,434
CBRE Group, Inc., Class A*	1,284	101,385
Extra Space Storage, Inc. REIT	212	27,596
Jones Lang LaSalle, Inc.*	152	23,639
Lamar Advertising Co., Class A REIT	154	15,599
Public Storage REIT	651	168,453
Simon Property Group, Inc. REIT	708	88,422
Weyerhaeuser Co. REIT	4,427	138,786

(Cost $593,582)		606,202

Utilities - 0.1%
DTE Energy Co.	149	15,512
UGI Corp.	648	14,250

(Cost $32,308)		29,762

TOTAL COMMON STOCKS (Cost $54,384,624)		57,810,195

EXCHANGE-TRADED FUNDS - 0.0%
iShares Russell 1000 ETF	10	2,507
Vanguard S&P 500 ETF	10	4,194

(Cost $6,230)		6,701

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c) (Cost $38,383)	38,383	38,383

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b) (Cost $19,341)	19,341	19,341

TOTAL INVESTMENTS - 99.9% (Cost $54,448,578)		$57,874,620
Other assets and liabilities, net - 0.1%		72,404

NET ASSETS - 100.0%		$57,947,024

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	38,383 (d)	—	—	—	(1)	—	38,383	38,383
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
14,718	241,022	(236,399)	—	—	285	—	19,341	19,341

14,718	279,405	(236,399)	—	—	284	—	57,724	57,724

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $37,451, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$57,810,195	$—	$—	$57,810,195
Exchange-Traded Funds	6,701	—	—	6,701
Short-Term Investments (a)	57,724	—	—	57,724

TOTAL	$57,874,620	$—	$—	$57,874,620

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

QARP-PH1

R-089711-1 (5/24) DBX005195 (5/24)